Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,286.27
Total Transaction Valuation	83,750,267.30
Total Offset Amount	0.00
Net Fee	$ 7,286.27
Offering Table N/A
Offset Table N/A	N/A